Financial Instruments - Schedule of Offsetting Financial Assets and Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Settlement Payables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial liabilities	¥ 1,108,070	¥ 934,212
Amounts offset in Consolidated Statements of Financial Position	(43,533)	(36,473)
Net amounts presented in Consolidated Statements of Financial Position	1,064,537	897,739
Net amounts	1,064,537	897,739
Credit Card Payables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial liabilities	30,684	27,742
Amounts offset in Consolidated Statements of Financial Position	(404)	(373)
Net amounts presented in Consolidated Statements of Financial Position	30,280	27,369
Net amounts	30,280	27,369
Other Payables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial liabilities	589	545
Amounts offset in Consolidated Statements of Financial Position	(2)	(1)
Net amounts presented in Consolidated Statements of Financial Position	587	544
Net amounts	587	544
Accrued Expenses
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial liabilities	412	454
Amounts offset in Consolidated Statements of Financial Position	(412)	(454)
Net amounts presented in Consolidated Statements of Financial Position	0	0
Net amounts	0	0
Suspense Receipts
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial liabilities	20,681	19,496
Amounts offset in Consolidated Statements of Financial Position	(17,547)	(16,075)
Net amounts presented in Consolidated Statements of Financial Position	3,134	3,421
Net amounts	3,134	3,421
Settlement Receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	55,361	54,611
Amounts offset in Consolidated Statements of Financial Position	(25,674)	(21,904)
Net amounts presented in Consolidated Statements of Financial Position	29,687	32,707
Net amounts	29,687	32,707
Other Receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	18,676	15,396
Amounts offset in Consolidated Statements of Financial Position	(18,676)	(15,396)
Net amounts presented in Consolidated Statements of Financial Position	0	0
Net amounts	0	0
Credit Card Receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	1	1
Amounts offset in Consolidated Statements of Financial Position	(1)	(1)
Net amounts presented in Consolidated Statements of Financial Position	0	0
Net amounts	0	0
Receivables from Third Party Operators of Deposit Machines
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	22,201	21,418
Amounts offset in Consolidated Statements of Financial Position	(17,547)	(16,075)
Net amounts presented in Consolidated Statements of Financial Position	4,654	5,343
Net amounts	¥ 4,654	¥ 5,343